Consolidated Schedule of Investments
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.54%
Brazil–5.86%
Ambev S.A.	29,144,190	$59,667,746
Arezzo Industria e Comercio S.A.	3,344,595	28,767,721
Banco BTG Pactual S.A., Series CPO	26,265,300	151,430,113
Itau Unibanco Holding S.A., Preference Shares	24,437,878	146,381,427
Localiza Rent a Car S.A.	25,466,224	197,339,992
Localiza Rent a Car S.A., Rts., expiring 12/31/2024(a)	196,793	403,248
NU Holdings Ltd., Class A(a)	19,129,317	232,038,615
Raia Drogasil S.A.	25,022,700	122,101,875
Vale S.A., ADR	5,829,721	63,252,473
WEG S.A.	22,015,678	197,186,116
		1,198,569,326
Chile–1.01%
Antofagasta PLC	3,944,343	102,707,497
Banco de Chile	882,032,046	105,080,627
		207,788,124
China–17.05%
Airtac International Group	2,676,000	68,595,691
Budweiser Brewing Co. APAC Ltd.(b)	64,405,100	78,203,694
H World Group Ltd.	1,984,000	5,966,959
H World Group Ltd., ADR(c)	27,127,250	813,817,500
Meituan, B Shares(a)(b)	15,917,700	220,406,946
NetEase, Inc., ADR	1,258,246	115,897,039
New Horizon Health Ltd.(a)(b)(d)	28,876,500	26,130,907
PDD Holdings, Inc., ADR(a)	3,352,981	432,165,721
Tencent Holdings Ltd.	22,127,558	1,021,108,351
WuXi XDC Cayman, Inc.(a)	34,201,000	78,162,395
Yum China Holdings, Inc.	9,976,618	301,692,928
ZTO Express (Cayman), Inc., ADR	16,953,606	321,270,834
		3,483,418,965
France–3.83%
L’Oreal S.A.	156,925	67,861,815
Pernod Ricard S.A.	2,930,526	392,125,267
TotalEnergies SE	4,775,150	322,161,658
		782,148,740
Hong Kong–1.01%
AIA Group Ltd.	30,914,800	206,784,631
India–16.34%
Adani Ports & Special Economic Zone Ltd.	5,775,433	108,609,799
Havells India Ltd.	5,255,490	116,232,573
HCL Technologies Ltd.	5,742,078	112,986,451
HDFC Bank Ltd.	28,159,726	544,165,785
Infosys Ltd.	11,954,870	265,096,913
Kotak Mahindra Bank Ltd.	47,088,447	1,020,121,504
Macrotech Developers Ltd.(b)	8,235,519	128,964,520
Oberoi Realty Ltd.	14,099,028	314,181,875
Pine Labs Pvt. Ltd. (Acquired 09/09/2021; Cost $49,999,780)(d)(e)	134,098	65,303,226
Shares		Value
India–(continued)
Sun Pharmaceutical Industries Ltd.	617,708	$12,704,985
Tata Consultancy Services Ltd.	12,378,155	649,985,607
		3,338,353,238
Indonesia–1.31%
PT Bank Central Asia Tbk	423,372,600	268,083,959
Italy–1.96%
Ermenegildo Zegna N.V.	3,541,919	40,023,685
Prada S.p.A.	50,074,910	361,008,154
		401,031,839
Japan–2.61%
Chugai Pharmaceutical Co. Ltd.	4,142,300	180,780,218
Daiichi Sankyo Co. Ltd.	8,649,500	352,273,922
		533,054,140
Mexico–10.06%
America Movil S.A.B. de C.V., ADR	18,042,288	301,667,055
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	59,298,363	654,825,034
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,533,280	40,417,448
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	2,017,365	60,831,714
Grupo Mexico S.A.B. de C.V., Class B	112,050,443	631,490,339
Wal-Mart de Mexico S.A.B. de C.V., Series V	110,217,743	366,544,542
		2,055,776,132
Netherlands–0.79%
argenx SE, ADR(a)	312,699	161,312,033
Peru–0.98%
Credicorp Ltd.	1,171,082	199,833,432
Philippines–1.65%
SM Investments Corp.	17,512,382	272,938,444
SM Prime Holdings, Inc.	129,335,000	63,903,742
		336,842,186
Poland–0.59%
Allegro.eu S.A.(a)(b)	13,069,806	120,059,501
Portugal–2.19%
Galp Energia SGPS S.A.	19,555,417	411,180,218
Jeronimo Martins SGPS S.A.	2,059,653	35,987,534
		447,167,752
Russia–0.11%
Novatek PJSC, GDR(a)(b)(d)	356,426	22,098,412
Sberbank of Russia PJSC(d)	4,942,538	5
		22,098,417
South Africa–1.23%
FirstRand Ltd.	55,910,077	251,227,038
South Korea–7.80%
Samsung Biologics Co. Ltd.(a)(b)	530,156	363,734,743

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
South Korea–(continued)
Samsung Electronics Co. Ltd.	18,416,887	$1,135,626,118
SK hynix, Inc.	663,973	95,229,323
		1,594,590,184
Switzerland–0.68%
Cie Financiere Richemont S.A.	854,249	130,299,720
Galderma Group AG, Class A(a)	104,352	8,208,981
		138,508,701
Taiwan–12.37%
MediaTek, Inc.	8,566,000	326,237,129
Taiwan Semiconductor Manufacturing Co. Ltd.	71,918,429	2,097,953,295
Voltronic Power Technology Corp.	1,812,919	103,182,552
		2,527,372,976
Turkey–1.01%
Akbank T.A.S.	16,455,543	30,736,348
BIM Birlesik Magazalar A.S.	3,408,770	64,417,949
KOC Holding A.S.	11,394,571	74,010,624
Migros Ticaret A.S.	2,324,389	37,036,156
		206,201,077
United Arab Emirates–0.30%
Americana Restaurants International PLC	74,095,976	61,226,236
United Kingdom–1.34%
AstraZeneca PLC	1,720,590	273,351,465
United States–0.46%
Legend Biotech Corp., ADR(a)	1,674,997	94,453,081
Total Common Stocks & Other Equity Interests (Cost $12,246,853,460)		18,909,253,173
Shares		Value
Preferred Stocks–1.64%
China–0.23%
Abogen Therapeutics Ltd., Series C, Pfd. (Acquired 08/02/2021; Cost $65,429,977)(d)(e)	1,436,122	$47,521,277
India–1.41%
Bundl Technologies Pvt. , Series K, Pfd.(d)	28,844	237,248,029
Pine Labs Pvt. Ltd., Series K, Pfd. (Acquired 09/09/2021; Cost $50,000,355)(d)(e)	103,185	50,249,171
		287,497,200
Total Preferred Stocks (Cost $305,907,589)		335,018,477
Money Market Funds–5.37%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(f)	384,243,213	384,243,213
Invesco Treasury Portfolio, Institutional Class, 5.20%(c)(f)	713,652,552	713,652,552
Total Money Market Funds (Cost $1,097,895,765)		1,097,895,765
TOTAL INVESTMENTS IN SECURITIES—99.55% (Cost $13,650,656,814)		20,342,167,415
OTHER ASSETS LESS LIABILITIES–0.45%		91,898,515
NET ASSETS–100.00%		$20,434,065,930
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Rts.	– Rights
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $959,598,723, which represented 4.70% of the Fund’s Net Assets.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$374,814,301	$1,352,381,797	$(1,342,952,885)	$-	$-	$384,243,213	$9,444,108
Invesco Liquid Assets Portfolio, Institutional Class	267,729,843	771,014,132	(1,038,796,646)	(49,730)	102,401	-	6,763,635
Invesco Treasury Portfolio, Institutional Class	428,359,202	1,820,096,647	(1,534,803,297)	-	-	713,652,552	10,921,528
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Other Affiliates:
H World Group Ltd., ADR	$964,524,345	$52,393,206	$-	$(203,100,051)	$-	$813,817,500	$23,778,476
Yum China Holdings, Inc.*	1,150,095,004	95,769,254	(529,449,042)	(346,541,837)	(68,180,451)	301,692,928	7,903,630
ZTO Express (Cayman), Inc., ADR*	867,323,533	-	(411,292,073)	(110,710,872)	(24,049,754)	321,270,834	14,943,655
Total	$4,052,846,228	$4,091,655,036	$(4,857,293,943)	$(660,402,490)	$(92,127,804)	$2,534,677,027	$73,755,032

*	At July 31, 2024, this security was no longer an affiliate of the Fund.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at July 31, 2024 was $163,073,674, which represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s (the "Adviser") assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$1,198,569,326	$—	$—	$1,198,569,326
Chile	105,080,627	102,707,497	—	207,788,124
China	1,984,844,022	1,472,444,036	73,652,184	3,530,940,242
France	—	782,148,740	—	782,148,740
Hong Kong	—	206,784,631	—	206,784,631
India	—	3,273,050,012	352,800,426	3,625,850,438
Indonesia	—	268,083,959	—	268,083,959
Italy	40,023,685	361,008,154	—	401,031,839
Japan	—	533,054,140	—	533,054,140
Mexico	2,055,776,132	—	—	2,055,776,132
Netherlands	161,312,033	—	—	161,312,033
Peru	199,833,432	—	—	199,833,432
Philippines	—	336,842,186	—	336,842,186
Poland	—	120,059,501	—	120,059,501
Portugal	—	447,167,752	—	447,167,752
Russia	—	—	22,098,417	22,098,417
South Africa	—	251,227,038	—	251,227,038
South Korea	—	1,594,590,184	—	1,594,590,184
Switzerland	—	138,508,701	—	138,508,701
Taiwan	—	2,527,372,976	—	2,527,372,976
Turkey	—	206,201,077	—	206,201,077
United Arab Emirates	—	61,226,236	—	61,226,236
United Kingdom	—	273,351,465	—	273,351,465
United States	94,453,081	—	—	94,453,081
Money Market Funds	1,097,895,765	—	—	1,097,895,765
Total Investments	$6,937,788,103	$12,955,828,285	$448,551,027	$20,342,167,415
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended July 31, 2024:
	Value 10/31/23	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 07/31/24
Preferred Stocks	$250,611,929	$—	$—	$—	$—	$84,406,548	$—	$—	$335,018,477
Common Stocks & Other Equity Interests	176,353,453	27,899,387	(122,364,863)	—	40,652,848	(79,451,890)	70,443,615	—	113,532,550
Total	$426,965,382	$27,899,387	$(122,364,863)	$—	$40,652,848	$4,954,658	$70,443,615	$—	$448,551,027
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco Developing Markets Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 07/31/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Bundl Technologies Pvt. Ltd., Series K, Pfd.	$237,248,029	Valuation Service	N/A	N/A	N/A	(a)
(a)	Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Developing Markets Fund